STADION INVESTMENT TRUST

Stadion Tactical Growth Fund Class A Shares (ETFAX), CUSIP 85235B814 Class C Shares (ETFCX), CUSIP 85235B798 Class I Shares (ETFOX), CUSIP 85235B780 Class T Shares (ETFDX), CUSIP 85235B772	Stadion Tactical Defensive Fund Class A Shares (ETFRX), CUSIP 85235B202 Class C Shares (ETFZX), CUSIP 85235B400 Class I Shares (ETFWX), CUSIP 85235B608 Class T Shares (ETFHX), CUSIP 85235B756
Stadion Trilogy Alternative Return Fund Class A Shares (STTGX), CUSIP 85235B707 Class C Shares (STTCX), CUSIP 85235B806 Class I Shares (STTIX), CUSIP 85235B889 Class T Shares (STTHX), CUSIP 85235B764	Stadion Alternative Income Fund Class A Shares (TACFX), CUSIP 85235B848 Class C Shares (TACCX), CUSIP 85235B830 Class I Shares (TACSX), CUSIP 85235B822 Class T Shares (TACRX), CUSIP 85235B749

SUPPLEMENT

Dated June 13, 2018

This Supplement updates the following, as described below:

•	the Statement of Additional Information, dated August 14, 2017, as supplemented from time to time, (the “SAI”) for the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, and Stadion Alternative Income Fund (each a “Fund” and together the “Funds”).

Each of the foregoing funds is a series of the Stadion Investment Trust. Please keep this supplement for future reference.

Changes to “PRICING OF SHARES”

The sixth bullet point under paragraph three of the section entitled “PRICING OF SHARES” on page 50 of the SAI is deleted and replaced in its entirety with the following:

•	Options are valued at the mean of the National Best Bid and Offer (“NBBO”) prices as determined by the Options Pricing Reporting Authority (“ORPA”) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available.